SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Net income for the period	$ 542	$ 3,096
Basic weighted average number of shares outstanding	121,261,696	114,372,371
Effect of dilutive share options, warrants, and RSUs ('000)	4,084,978	3,243,527
Diluted weighted average number of shares outstanding	125,346,674	117,615,898
Basic and diluted earnings per share	$ 0.00	$ 0.03